Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Issued Of Capital [Member]	Advance For Future Capital Increase [Member]	Treasury Shares Memberrease [Member]	Goodwill On Transfer Of Shares [Member]	Special Goodwill Reserve Of Subsidiary [Member]	Reserve of share-based payments [member]	Cash Flow Hedge Reserve [Member]	Post Employment Benefit [Member]	Cumulative Adjustment Of Conversion Into Subsidiaries [Member]	Effects From Changes In The Equity Investments [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2019	R$ 3,008,178	R$ 584	R$ (102,543)	R$ 17,497	R$ 83,229	R$ 124,550	R$ (530,043)	R$ (41,045)		R$ 759,335	R$ (10,996,413)	R$ (7,676,671)	R$ 571,254	R$ (7,105,417)
IfrsStatementLineItems [Line Items]
Other comprehensive income (loss), net							781,033	(14,376)	(564)			766,093	9	766,102
Loss for the year											(5,988,128)	(5,988,128)	92,877	(5,895,251)
Total comprehensive income (Expenses) for the year							(781,033)	14,376	564		(5,988,128)	(6,754,221)	92,868	(6,661,353)
Stock options exercised (Note 23.1)	1,258	(584)										674		674
Advances for future capital increase		1,180										1,180		1,180
Treasury shares transferred			40,328			(40,328)
Effects of the change in interest in investment										477	(829)	(352)	352
Share-based payments expense						22,298						22,298	1,132	23,430
Interest on shareholders’ equity distributed by Smiles													(25,573)	(25,573)
Balances on December 31, 2022 at Dec. 31, 2020	3,009,436	1,180	(62,215)	17,497	83,229	106,520	(1,311,076)	(26,669)	564	759,812	(16,985,370)	(14,407,092)	640,033	(13,767,059)
IfrsStatementLineItems [Line Items]
Other comprehensive income (loss), net							392,275	41,524	468			434,267	271	434,538
Loss for the year											(7,221,538)	(7,221,538)	37,734	(7,183,804)
Total comprehensive loss for the year							392,275	41,524	468		(7,221,538)	(6,787,271)	38,005	(6,749,266)
Stock options exercised (Note 23.1)	2,103	(1,177)										926		926
Share-based payments expense						21,578						21,578	263	21,841
Capital increase (Note 23.1)	420,734											420,734		420,734
Treasury shares sold			867	(279)								588		588
Treasury shares transferred			19,834	(6,198)		(13,636)
Interest on shareholders’ equity distributed by Smiles													(236,992)	(236,992)
Acquisition of interest from non-controlling shareholders	606,839				744,450					(909,980)		441,309	(441,309)
Redemption of preferred shares at Dec. 31, 2021					(744,450)							(744,450)		(744,450)
Balances on December 31, 2022 at Dec. 31, 2021	4,039,112	3	(41,514)	11,020	83,229	114,462	(918,801)	14,855	1,032	(150,168)	(24,206,908)	(21,053,678)		(21,053,678)
IfrsStatementLineItems [Line Items]
Other comprehensive income (loss), net							305,448	(17,514)	(5,341)			282,593		282,593
Loss for the year											(1,561,473)	(1,561,473)		(1,561,473)
Total comprehensive loss for the year							305,448	(17,514)	(5,341)		(1,561,473)	(1,278,880)		(1,278,880)
Stock options exercised (Note 23.1)	1,285	(3)										1,282		1,282
Share-based payments expense						26,184						26,184		26,184
Capital increase (Note 23.1)				946,261								946,261		946,261
Treasury shares sold			37	(21)								16		16
Treasury shares transferred			2,567	(1,516)		(1,051)
Balances on December 31, 2022 at Dec. 31, 2022	R$ 4,040,397		R$ (38,910)	R$ 955,744	R$ 83,229	R$ 139,595	R$ (613,353)	R$ (2,659)	R$ (4,309)	R$ (150,168)	R$ (25,768,381)	R$ (21,358,815)		R$ (21,358,815)